Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Use of Estimates in Preparing Financial Statements

Use of Estimates in Preparing Financial Statements

In preparing consolidated financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during each reporting period.  Actual results could differ from those estimates.  The most significant estimates susceptible to significant change in the near term relate to the determination of the allowance for loan losses, valuation of goodwill, and fair value of securities and other financial instruments.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly-owned subsidiary.  All significant intercompany balances and transactions have been eliminated in consolidation.

The Bank established a trust department in 1990 and the assets held by the Bank in fiduciary or agency capacities for its clients are not included in the consolidated balance sheets as such items are not assets of the Bank.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold which mature overnight or within four days.

Restrictions on Cash

Restrictions on Cash

The Bank was required to have $275,000 of non-interest bearing cash on hand or on deposit with the Federal Reserve Bank to meet regulatory reserve and clearing requirements at December 31, 2013 and 2012.

Securities

Securities

The Bank has designated all its securities as available-for-sale.  Such securities are carried at fair value, with unrealized gains and losses, net of applicable income taxes, on such securities recognized as a separate component of stockholders’ equity.

The cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity.  Such amortization and accretion is included in interest income from securities, principally using the interest method over the terms of the securities.  Declines in the fair value of securities below their cost that are deemed to be other than temporary (“OTTI”) and are reflected in earnings as realized losses.  Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation.  Consideration is given to (1) the intent to sell the investment securities and the more likely than not requirement that the Corporation will be required to sell the investment securities prior to recovery, (2) the length of time and extent to which the fair value has been less than cost, and (3) the financial condition and near-term prospects of the issuer.  Due to potential changes in conditions, it is at least reasonably possible that changes in management’s assessment of OTTI will occur in the near term and that such changes could be material to the amounts reported in the Corporation’s consolidated financial statements.

Restricted stock consists primarily of Federal Home Loan Bank of Cincinnati and Federal Reserve Bank of Cleveland stock.  Such securities are carried at cost and evaluated for impairment on an annual basis.

Gains and losses on sales of securities are recorded on the trade date, using the specific identification method, and are included in non-interest income.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are stated at their outstanding principal balances, adjusted for charge-offs, the allowance for loan losses, and any deferred loan fees or costs on originated loans.  Interest is accrued on the unpaid principal balance.  Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield of the related loan.

The accrual of interest on real estate and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Personal loans are typically charged-off no later than 120 days past due and credit card loans are typically charged-off no later than 180 days past due.  All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income.  The interest on nonaccrual loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Acquired Loans

Acquired loans: Purchased loans acquired in a business combination are segregated into three types: pass rated loans with no discount attributable to credit quality, non-impaired loans with a discount attributable at least in part to credit quality, and impaired loans with evidence of significant credit deterioration.

• Pass rated loans (typically performing loans) are accounted for in accordance with Account Standards Codification (ASC) 310-20 “Nonrefundable Fees and Other Costs” as these loans do not have evidence of credit deterioration since origination.

• Non-impaired loans (typically past-due loans, special mention loans and performing substandard loans) are accounted for in accordance with ASC 310-30 “Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality” as they display at least some level of credit deterioration since origination.

• Impaired loans (typically substandard loans on non-accrual status) are accounted for in accordance with ASC 310-30 as they display significant credit deterioration since origination. In accordance with ASC 310-30, for both purchased non-impaired loans and purchased impaired loans, the difference between contractually required payments at acquisition and the cash flows expected to be collected is referred to as the non-accretable difference. This amount is not recognized as a yield adjustment or as a loss accrual or a valuation allowance. Furthermore, any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loan when there is a reasonable expectation about the amount and timing of such cash flows. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield net of any impact of the loss share agreement with the FDIC, if applicable, on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as impairment. If the Bank does not have the information necessary to reasonably estimate cash flows to be expected, it may use the cost recovery method or cash basis method of income recognition. Valuation allowances on these impaired loans reflect only losses incurred after the acquisition.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and secondary components.  For loans that are classified as impaired, a specific reserve is established when the discounted cash flow (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers classified (i.e., substandard or special mention) loans which are not impaired, as well as non-classified loans and is generally based on historical loss experience adjusted for qualitative factors.  The secondary component is maintained to cover economic and other external factors that could affect management’s estimate of probable losses and considers the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan by loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Under certain circumstances, the Bank may provide borrowers relief through loan restructurings.  A restructuring of debt constitutes a troubled debt restructuring (TDR) if the Bank, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Concessions may include reduction of interest rates, extension of maturity dates, forgiveness of principal or interest due, or acceptance of other assets in full or partial satisfaction of the debt.  TDR loans typically present an elevated level of credit risk as the borrowers are not able to perform according to the original contractual terms.  Loans that are reported as TDRs are considered impaired and measured for impairment, as previously described.  TDR loans that have performed as agreed under the restructured terms for a period of 12 months or longer may cease to be reported as a TDR loan.  However, the loan continues to be individually evaluated for impairment.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Bank does not separately identify individual consumer and residential mortgage loans for impairment disclosures.

Premises and Equipment

Premises and Equipment

Premises and equipment is stated at cost, less accumulated depreciation.  Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income.  Depreciation is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed primarily using the straight-line method.

Cash Surrender Value of Life Insurance

Cash Surrender Value of Life Insurance

Cash surrender value of life insurance is carried at the cash value of the underlying policies.  Income on the investments in the policies, net of insurance costs, is recorded as non-interest income.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill is tested for impairment at least annually to determine if an impairment loss has occurred.  The core deposit intangible asset arising from the 2005 purchase of the Custar State Bank was amortized over an eight-year period on a straight-line basis through December 31, 2012. Core deposit intangible asset arising from the business combination described in Note 3 and the 2011 branch acquisition described in Note 4 are being amortized over ten years using the sum of the years digits amortization method.

Estimated future amortization of core deposit intangible assets is as follows: 2014, $1,011,000; 2015, $879,000; 2016, $755,000; 2017, $638,000; 2018, $529,000; and $1,242,000 thereafter.

Other Real Estate Owned

Other Real Estate Owned

Assets acquired through or in lieu of foreclosure are initially recorded at fair value, less estimated costs to sell, and any loan balance in excess of fair value is charged to the allowance for loan losses.  Subsequent valuations are periodically performed and any further write-downs are included in other operating expenses, as are gains or losses upon sale and expenses related to maintenance of the properties.

Servicing

Servicing

Mortgage servicing rights are recognized as an asset when acquired through sale of loans.  Capitalized servicing rights are reported in other assets and amortized to expense in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.  Mortgage servicing rights are evaluated for impairment based upon the estimated fair value of the rights as compared to amortized cost.  Fair value is determined based upon estimated discounted cash flows using market-based assumptions.  Impairment is recognized through a valuation allowance to the extent that fair value is less than the capitalized amount.

Servicing fee income is recorded for fees earned for servicing loans and is included in other operating income, net of amortization of mortgage servicing rights.

Off-Balance Sheet Credit Related Financial Instruments

Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Bank has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit, and standby letters of credit.  Such financial instruments are recorded when they are funded.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bank, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest.  A participating interest in a financial asset has all of the following characteristics: (1) from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (2) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (3) the rights of each participating interest holder must have the same priority, and (4) no party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Supplemental Retirement Benefits

Supplemental Retirement Benefits

Annual provisions are made for the estimated liability for accumulated supplemental retirement benefits under agreements with various officers and employees.  These provisions are determined based on the terms of the agreements, as well as certain assumptions including estimated service periods and discount rates.

Advertising Costs	Advertising Costs All advertising costs are expensed as incurred.
Federal Income Taxes

Federal Income Taxes

Deferred income taxes are provided on temporary differences between financial statement and income tax reporting.  Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and their tax bases.  Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carryforwards.  Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized.  Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.  Benefits from tax positions taken or expected to be taken in a tax return are not recognized if the likelihood that the tax position would be sustained upon examination by a taxing authority is considered to be 50% or less.  Interest and penalties resulting from the filing of income tax returns is a component of income tax expenses.

The Bank is not currently subject to state and local income taxes.

Comprehensive Income

Comprehensive Income

Recognized revenue, expenses, gains and losses are included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Per Share Data

Per Share Data

Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during each year.  Diluted net income per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued.  Potential common shares that may be used by the Corporation relate solely to outstanding stock options, and are determined using the treasury stock method.

The weighted average number of shares outstanding for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011

Basic	1,720,807	1,673,667	1,673,775

Diluted	1,728,309	1,681,082	1,673,775

Dividends per share are based on the number of shares outstanding at the declaration date.

Subsequent Events

Subsequent Events

Management evaluated subsequent events through March 11, 2014, the date the consolidated financial statements were issued.  Events or transactions occurring after December 31, 2013, but prior to March 11, 2014, that provided additional evidence about conditions that existed at December 31, 2013, have been recognized in the consolidated financial statements for the year ended December 31, 2013.  Events or transactions that provided evidence about conditions that did not exist at December 31, 2013, but arose before the consolidated financial statements were issued, have not been recognized in the consolidated financial statements for the year ended December 31, 2013.